Leases - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Leased Assets [Line Items]
Renewal term (in years)	5 years		5 years
Operating lease expense	$ 1,142	$ 830
Sublease income	87	0	$ 175	$ 0
Impairment of right-of-use assets	$ 265	$ 0
Minimum
Operating Leased Assets [Line Items]
Remaining lease term (in years)	9 months 18 days
Maximum
Operating Leased Assets [Line Items]
Remaining lease term (in years)	3 years 3 months 18 days